UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/05

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    TowerView LLC
                                 Address: 500 PARK AVENUE
                                          NY, NY 10022

                                 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: ROBERT M. BURNAT
Title:
Phone: 212-935-6655

Signature,                               Place,             and Date of Signing:


/s/ Robert M. Burnat                     New York, NY        October 31, 2005
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total:  $236,549,000


List of Other Included Managers:         NONE

                                   TITLE OF              VALUE      SHARES/   SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER            CLASS      CUSIP    (x$1000)    PRN AMT   PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED   NONE
---------------------------------  --------  ---------  --------    -------   ---  ----  -------  --------  -------- -------- ------
ACXIOM CORPCMN                     COM       005125109  6,833,000   365,000   SH         Sole     None       365,000
ANGIOTECH PHARMACEUTICALS, INCCMN  COM       034918102  2,259,000   161,100   SH         Sole     None       161,100
ART TECHNOLOGY GROUP INCCMN        COM       04289L107  590,000     578,731   SH         Sole     None       578,731
ATLANTIC REALTY TRUSTCMN           COM       048798102  1,857,000   77,879    SH         Sole     None        77,879
BIO REFERENCE LABORATORIES INCCMN  COM       09057G602  2,896,000   167,500   SH         Sole     None        167500
BURLINGTON COAT FACTOR WHSE CPCMN  COM       121579106  380,000     10,000    SH         Sole     None        10,000
CAPITAL PROPERTIES INCCMN CLASS A  COM       140430109  3,375,000   140,100   SH         Sole     None       140,100
DOW-JONES & CO INCCMN              COM       260561105  8,593,000   225,000   SH         Sole     None       225,000
DREYERS GRAND ICE CREAM HL INCCMN  COM       261877104  88,677,000  1,080,246 SH         Sole     None     1,080,246
DYCOM INDUSTRIES INCCMN            COM       267475101  1,011,000   50,000    SH         Sole     None        50,000
EXACTECH INCCMN                    COM       30064E109  133,000     9,000     SH         Sole     None         9,000
FARMERS BROTHERS COCMN             COM       307675108  474,000     23,500    SH         Sole     None        23,500
GRIFFIN LAND & NURSERIESCMN
  CLASS A                          COM       398231100  2,406,000   98,200    SH         Sole     None        98,200
GUIDANT CORPORATIONCMN             COM       401698105  20,667,000  300,000   SH         Sole     None       300,000
HOLLINGER INTERNATIONAL INCCL-A
  CLASS A                          COM       435569108  5,504,000   561,600   SH         Sole     None       561,600
I-MANY INCCMN                      COM       44973Q103  3,658,000   2,750,200 SH         Sole     None     2,750,200
PUT/JNJ(JNJMK) @55 EXP01/21/2006   PUT       478160104  23,000      500       SH   PUT   Sole     None           500
JOHNSON OUTDOORS INCCMN CLASS A    COM       479167108  13,523,000  811,700   SH         Sole     None       811,700
LAWSON SOFTWARE INCCMN             COM       520780107  2,886,000   415,800   SH         Sole     None       415,800
MATTEL INCCMN                      COM       577081102  417,000     25,000    SH         Sole     None        25,000
MORGAN STANLEYCMN                  COM       617446448  5,933,000   110,000   SH         Sole     None       110,000
MYLAN LABS INCCMN                  COM       628530107  4,732,000   245,685   SH         Sole     None       245,685
NEIMAN MARCUS GROUP CL-BCMN
  CLASS B                          COM       640204301  5,021,000   50,300    SH         Sole     None        50,300
ORTHOVITA INCCMN                   COM       68750U102  2,983,000   697,000   SH         Sole     None       697,000
OSTEOTECH INCCMN                   COM       688582105  2,698,000   470,877   SH         Sole     None       470,877
PC-TEL INCCMN                      COM       69325Q105  376,000     40,000    SH         Sole     None        40,000
PACTIV CORPORATIONCMN              COM       695257105  438,000     25,000    SH         Sole     None        25,000
PENNICHUCK CORP (NEW)CMN           COM       708254206  1,050,000   49,200    SH         Sole     None        49,200
PRICE COMMUNICATIONS CORP NEWCMN   COM       741437305  3,531,000   214,650   SH         Sole     None       214,650
REALNETWORKS, INC.COMMON STOCK     COM       75605L104  885,000     155,000   SH         Sole     None       155,000
REEBOK INTERNATIONAL LTDCMN        COM       758110100  4,243,000   75,000    SH         Sole     None        75,000
REGENERATION TECH INC DELCMN       COM       75886N100  2,410,000   295,000   SH         Sole     None       295,000
REGISTER.COM, INCCMN               COM       75914G101  464,000     60,000    SH         Sole     None        60,000
RYDER SYSTEM INCCMN                COM       783549108  1,718,000   50,200    SH         Sole     None        50,200
SAKS INCORPORATEDCMN               COM       79377W108  6,568,000   355,000   SH         Sole     None       355,000
SCHWEITZER-MAUDUIT INTL INCCMN     COM       808541106  1,777,000   79,600    SH         Sole     None        79,600
SELECTICA INCCMN                   COM       816288104  384,000     119,510   SH         Sole     None       119,510
TD BANKNORTH INCCMN                COM       87235A101  21,701,000  720,000   SH         Sole     None       720,000
CALL/VZ(VBUAI) @45 EXP01/20/2007   CALL      92343V104  5,000       500       SH   CALL  Sole     None           500
TOMMY HILFIGER CORPCMN             COM       G8915Z102  3,470,000   200,000   SH         Sole     None       200,000